Financial Assets and Financial Liabilities - Summary of Financial Liabilities (Interest-Bearing Loans and Borrowings) (Parenthetical) (Detail) - Long-term borrowings [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Secured bank borrowings [member] | Variable interest rates [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings, interest rate basis	TIBOR plus 0.5%
Bank borrowings, plus adjustment to interest rate basis	0.50%
Bank borrowings, interest rates		0.55%
Unsecured bank borrowings [member] | Variable interest rates [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings, interest rate basis	TIBOR plus 0.46% to 0.56%	TIBOR plus 1.15% to 1.43%
Weighted average interest rate	0.49%	1.21%
Unsecured bank borrowings [member] | Weighted average [member] | Fixed interest rates [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings, interest rates	0.74%	0.87%
Unsecured bank borrowings [member] | Bottom of range [member] | Variable interest rates [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings, plus adjustment to interest rate basis	0.46%	1.15%
Unsecured bank borrowings [member] | Top of range [member] | Variable interest rates [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings, plus adjustment to interest rate basis	0.56%	1.43%